Revenue	12 Months Ended
Jan. 31, 2022
Revenue

(21) Revenue

Revenue Components and Performance Obligations

Subscription services

The Company offers (i) subscriptions for its content offerings, which includes hosted tools that allow users to access and consume its content offerings and (ii) hosted versions of its SumTotal offerings. The Company’s subscription contracts include standard terms and conditions and typically have terms between one and three years. Annual contracts are usually non-cancellable and non-refundable whereas multi-year contracts sometimes allow customers to cancel early at certain anniversary dates. Billing is usually in advance of services being provided, with payments typically due 30 to 60 days from service commencement.  The Company’s subscription arrangements usually do not provide customers with the right to take possession of the software and, as a result, are accounted for over time as service arrangements. Access to the platform represents a series of distinct services as the Company continually provides access to, and fulfill its obligation to, the end customer over the subscription term. The series of distinct services represents a single performance obligation that is satisfied over time. Accordingly, the fixed consideration related to subscription revenue is generally recognized on a straight-line basis over the contract term, beginning on the date that the service is made available to the customer.

Virtual, on-demand and classroom

The Company’s Global Knowledge offerings consist of virtual, on-demand and classroom revenue. Billing is usually in arrears after services have been provided, with payments typically due 30 to 60 days from service delivery.  In some instances, enterprise customers will prepay for expect usage.  Each course represents a distinct performance obligation and revenue is recognized over the length of the training, which is typically less than five days.

Professional services

The Company provides a variety of professional services that generally consist of implementation, integration, consulting and custom content creation services. Most of the Company’s professional service engagements are short in duration, performed on a fixed fee basis with a standard contract with governing terms and conditions. Billing is usually in advance of services being provided, with payments typically due 30 to 60 days from service commencement, however, some customers will negotiate a final milestone billing upon completion of the project. Each service deliverable generally represents a distinct performance obligation and revenue is recognized over time, typically in proportion of the total hours incurred as a percentage of total estimated hours required to complete the project.

Perpetual software licenses, hardware and other

While less common and decreasing in favor of SaaS offerings, the Company also offers perpetual licenses for some of its SumTotal product offerings. The Company also, from time to time, resells off the shelf hardware that works in conjunction with certain of its SumTotal solutions. The Company sells these products to customers under a contract and payment terms are generally 30 to 60 days from delivery. Each individual product sold to a customer represents a distinct performance obligation and revenue is recognized at the point in time when control of the product transfers, which is typically when the product is shipped to the customer or, in the case of certain software licenses, when the software license term commences and is accessible by the customer.

Software maintenance

For customers that previously purchased a perpetual software license for one of the Company’s SumTotal products, the Company offers software maintenance. Software maintenance contracts are provided under the Company’s standard terms and conditions and typically have terms of one year of more. Billing is usually in advance of services being rendered, with payments typically due 30 to 60 days from service commencement. Software maintenance contracts include stand-ready performance obligations to provide software updates, bug fixes and call support. Software maintenance contract performance obligations are satisfied over time and revenue is recognized ratably over the term of the support contract.

Disaggregated Revenue and Geography Information

The following is a summary of revenues by type for the period from June 12, 2021 to January 31, 2022 (Successor), the period from February 1, 2021 to June 11, 2021 (Predecessor (SLH)), the period from August 28, 2020 through January 31, 2021 (Predecessor (SLH)), the period from February 1, 2020 through August 27, 2020 (Predecessor (PL)) and the fiscal year ended January 31, 2020 (Predecessor (PL)), (in thousands):

	Fiscal 2022		Fiscal 2021
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021 to	February 1, 2021	August 28, 2020	February 1, 2020	Fiscal year ended
	January 31, 2022	to June 11, 2021	to January 31, 2021	to August 27, 2020	January 31, 2020
SaaS and subscription services	$208,229	$97,406	$69,698	$188,925	$350,816
Professional services	11,028	5,088	3,552	8,747	14,795
Virtual, on-demand and classroom	132,586	—	—	—	—
Total net revenues (1)	$351,843	$102,494	$73,250	$197,672	$365,611

The following table sets forth our revenues by geographic region for the period from June 12, 2021 to January 31, 2022 (Successor), the period from February 1, 2021 to June 11, 2021 (Predecessor (SLH)), the period from August 28, 2020 through January 31, 2021 (Predecessor (SLH)), the period from February 1, 2020 through August 27, 2020 (Predecessor (PL)) and the fiscal year ended January 31, 2020 (Predecessor (PL)), (in thousands):

Other than the United States, no single country accounted for more than 10% of revenue for all periods presented.

	Fiscal 2022		Fiscal 2021
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021 to	February 1, 2021	August 28, 2020	February 1, 2020	Fiscal year ended
	January 31, 2022	to June 11, 2021	to January 31, 2021	to August 27, 2020	January 31, 2020
Revenue:
United States	$212,055	$77,488	$55,751	$155,333	$279,883
Other Americas	24,922	5,197	3,237	5,784	16,473
Europe, Middle East and Africa	102,982	14,283	10,354	26,159	49,288
Asia-Pacific	11,884	5,526	3,908	10,396	19,967
Total net revenues (1)	$351,843	$102,494	$73,250	$197,672	$365,611

Deferred Revenue

Deferred revenue activity for the periods through January 31, 2022 was as follows (in thousands):

Deferred revenue at January 31, 2021 (Predecessor (SLH))	$203,192
Billings deferred	67,458
Recognition of prior deferred revenue	(102,494)
Deferred revenue at June 11, 2021 (Predecessor (SLH))	$168,156

Acquisition of Skillsoft and GK	206,057
Billings deferred	400,871
Recognition of prior deferred revenue	(351,843)
Acquisition of Pluma	5,864
Deferred revenue at January 31, 2022 (Successor)	$260,949

Deferred revenue performance obligations relate predominately to time-based SaaS and subscription services that are billed in advance of services being rendered.

Deferred Contract Acquisition Costs

Deferred contract acquisition cost activity for the periods through January 31, 2022 was as follows (in thousands):

Deferred contract acquisition costs at January 31, 2021 (Predecessor (SLH))	$5,549
Contract acquisition costs	4,456
Recognition of contract acquisition costs	(4,277)
Deferred contract acquisition costs at June 11, 2021 (Predecessor (SLH))	5,728

Deferred contract acquisition costs at June 12, 2021 (Successor)	—
Contract acquisition costs	25,062
Recognition of contract acquisition costs	(11,814)
Deferred contract acquisition costs at January 31, 2022 (Successor)	$13,248